Information by operating segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Sales revenues	$ 102,409	$ 124,474	$ 83,966
Intersegments
Third parties	102,409	124,474	83,966
Cost of sales	(48,435)	(59,486)	(43,164)
Gross profit (loss)	53,974	64,988	40,802
Income (expenses)	(15,941)	(7,874)	(3,218)
Selling expenses	(5,038)	(4,931)	(4,229)
General and administrative expenses	(1,594)	(1,332)	(1,176)
Exploration costs	(982)	(887)	(687)
Research and development expenses	(726)	(792)	(563)
Other taxes	(890)	(439)	(406)
Impairment (losses) reversals, net	(2,680)	(1,315)	3,190
Other income and expenses, net	(4,031)	1,822	653
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	38,033	57,114	37,584
Net finance expense	(2,333)	(3,840)	(10,966)
Results of equity-accounted investments	(304)	251	1,607
Net income / (loss) before income taxes	35,396	53,525	28,225
Income taxes	(10,401)	(16,770)	(8,239)
Net income (loss) for the year	24,995	36,755	19,986
Attributable to:
Shareholders of Petrobras	24,884	36,623	19,875
Non-controlling interests	111	132	111
Exploration And Production [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	66,880	77,890	55,584
Intersegments	66,113	76,579	54,479
Third parties	767	1,311	1,105
Cost of sales	(27,239)	(30,465)	(23,673)
Gross profit (loss)	39,641	47,425	31,911
Income (expenses)	(5,615)	907	3,240
Selling expenses	(12)	(22)
General and administrative expenses	(74)	(46)	(152)
Exploration costs	(982)	(887)	(687)
Research and development expenses	(569)	(678)	(415)
Other taxes	(454)	(79)	(192)
Impairment (losses) reversals, net	(2,105)	(1,218)	3,107
Other income and expenses, net	(1,419)	3,837	1,579
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	34,026	48,332	35,151
Net finance expense
Results of equity-accounted investments	(7)	170	119
Net income / (loss) before income taxes	34,019	48,502	35,270
Income taxes	(11,571)	(16,433)	(11,949)
Net income (loss) for the year	22,448	32,069	23,321
Attributable to:
Shareholders of Petrobras	22,453	32,073	23,324
Non-controlling interests	(5)	(4)	(3)
Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	94,868	113,531	74,524
Intersegments	1,404	1,950	1,416
Third parties	93,464	111,581	73,108
Cost of sales	(85,699)	(99,154)	(65,620)
Gross profit (loss)	9,169	14,377	8,904
Income (expenses)	(4,086)	(3,132)	(1,805)
Selling expenses	(2,156)	(1,841)	(1,539)
General and administrative expenses	(327)	(275)	(245)
Exploration costs
Research and development expenses	(16)	(6)	(11)
Other taxes	(27)	(31)	(122)
Impairment (losses) reversals, net	(524)	(97)	289
Other income and expenses, net	(1,036)	(882)	(177)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	5,083	11,245	7,099
Net finance expense
Results of equity-accounted investments	(318)	3	941
Net income / (loss) before income taxes	4,765	11,248	8,040
Income taxes	(1,729)	(3,822)	(2,415)
Net income (loss) for the year	3,036	7,426	5,625
Attributable to:
Shareholders of Petrobras	3,036	7,426	5,625
Non-controlling interests
Gas And Power [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	11,109	15,068	12,051
Intersegments	3,285	3,991	2,564
Third parties	7,824	11,077	9,487
Cost of sales	(5,685)	(10,518)	(9,494)
Gross profit (loss)	5,424	4,550	2,557
Income (expenses)	(3,384)	(2,965)	(2,890)
Selling expenses	(2,838)	(2,979)	(2,668)
General and administrative expenses	(80)	(62)	(73)
Exploration costs
Research and development expenses	(3)	(5)	(25)
Other taxes	(49)	(44)	(38)
Impairment (losses) reversals, net	(81)	1	(208)
Other income and expenses, net	(333)	124	122
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	2,040	1,585	(333)
Net finance expense
Results of equity-accounted investments	10	83	98
Net income / (loss) before income taxes	2,050	1,668	(235)
Income taxes	(693)	(540)	113
Net income (loss) for the year	1,357	1,128	(122)
Attributable to:
Shareholders of Petrobras	1,286	1,038	(219)
Non-controlling interests	71	90	97
Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	365	511	504
Intersegments	11	6	238
Third parties	354	505	266
Cost of sales	(370)	(522)	(503)
Gross profit (loss)	(5)	(11)	1
Income (expenses)	(2,857)	(2,671)	(1,741)
Selling expenses	(33)	(76)
General and administrative expenses	(1,113)	(949)	(706)
Exploration costs
Research and development expenses	(138)	(103)	(112)
Other taxes	(360)	(285)	(54)
Impairment (losses) reversals, net	30	(1)	2
Other income and expenses, net	(1,243)	(1,257)	(871)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	(2,862)	(2,682)	(1,740)
Net finance expense	(2,333)	(3,840)	(10,966)
Results of equity-accounted investments	11	(5)	449
Net income / (loss) before income taxes	(5,184)	(6,527)	(12,257)
Income taxes	3,506	3,559	5,129
Net income (loss) for the year	(1,678)	(2,968)	(7,128)
Attributable to:
Shareholders of Petrobras	(1,723)	(3,014)	(7,145)
Non-controlling interests	45	46	17
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	(70,813)	(82,526)	(58,697)
Intersegments	(70,813)	(82,526)	(58,697)
Third parties
Cost of sales	70,558	81,173	56,126
Gross profit (loss)	(255)	(1,353)	(2,571)
Income (expenses)	1	(13)	(22)
Selling expenses	1	(13)	(22)
General and administrative expenses
Exploration costs
Research and development expenses
Other taxes
Impairment (losses) reversals, net
Other income and expenses, net
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	(254)	(1,366)	(2,593)
Net finance expense
Results of equity-accounted investments
Net income / (loss) before income taxes	(254)	(1,366)	(2,593)
Income taxes	86	466	883
Net income (loss) for the year	(168)	(900)	(1,710)
Attributable to:
Shareholders of Petrobras	(168)	(900)	(1,710)
Non-controlling interests